United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 2/28/09

Item 1.                      Schedule of Investments

Federated Equity Income Fund, Inc.

Portfolio of Investments

February 28, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--89.1%
		Consumer Discretionary--5.9%
48,970		Fortune Brands, Inc.	$1,163,037
112,400		Gap (The), Inc.	1,212,796
39,510		Genuine Parts Co.	1,111,811
52,745		Hasbro, Inc.	1,207,333
131,560		Home Depot, Inc.	2,748,288
354,798		Leggett and Platt, Inc.	4,055,341
40,480		M.D.C. Holdings, Inc.	1,021,310
165,465		Macy's, Inc.	1,302,210
312,815		Mattel, Inc.	3,703,730
24,270		McDonald's Corp.	1,268,108
273,860		Regal Entertainment Group	2,804,326
46,130		Stanley Works	1,234,439
576,285		Time Warner, Inc.	4,397,055
27,470		V.F. Corp.	1,425,693
		TOTAL	28,655,477
		Consumer Staples--10.6%
192,980		Altria Group, Inc.	2,979,611
187,225		Kimberly-Clark Corp.	8,820,170
54,903		Kraft Foods, Inc., Class A	1,250,690
82,580		PepsiCo, Inc.	3,975,401
185,725		Procter & Gamble Co.	8,946,373
36,275		Reynolds American, Inc.	1,218,115
232,170		Sysco Corp.	4,991,655
131,590		The Coca-Cola Co.	5,375,451
292,250		Wal-Mart Stores, Inc.	14,390,390
		TOTAL	51,947,856
		Energy--13.0%
64,755		BP PLC, ADR	2,484,002
235,535		Chevron Corp.	14,299,330
280,785		ConocoPhillips	10,487,320
20,810		Diamond Offshore Drilling, Inc.	1,303,538
63,100		ENI SpA, ADR	2,524,631
32,050		EnCana Corp.	1,261,808
165,169		Exxon Mobil Corp.	11,214,975
228,075		Marathon Oil Corp.	5,307,305
59,850		Occidental Petroleum Corp.	3,104,420
56,030		Royal Dutch Shell PLC, Class A, ADR	2,463,639
225,275	[1]	Southern Union Co.	3,020,938
179,945		Spectra Energy Corp.	2,339,285
79,120		Total SA, ADR	3,734,464
		TOTAL	63,545,655
		Financials--14.4%
157,703		Ace Ltd.	5,757,737
85,045		American Express Co.	1,025,643
153,765		Bank of Hawaii Corp.	4,926,631
158,435		Bank of New York Mellon Corp.	3,512,504
251,295		Chubb Corp.	9,810,557
125,700		Cullen Frost Bankers, Inc.	5,410,128
474,275		Hudson City Bancorp, Inc.	4,918,232
104,275		Invesco Ltd.	1,191,863
53,885		J.P. Morgan Chase & Co.	1,231,272
51,245		MetLife, Inc.	945,983
126,160		Morgan Stanley	2,465,166
709,740		New York Community Bancorp, Inc.	6,990,939
50,375		PNC Financial Services Group	1,377,253
40,905		PartnerRe Ltd.	2,532,020
358,240		The Travelers Cos., Inc.	12,950,376
112,501		Wells Fargo & Co.	1,361,262
96,725		WestAmerica Bancorp.	3,856,426
		TOTAL	70,263,992
		Health Care--14.3%
26,080		Abbott Laboratories	1,234,627
36,725		AstraZeneca PLC, ADR	1,160,143
232,840		Bristol-Myers Squibb Co.	4,286,584
111,860		Eli Lilly & Co.	3,286,447
340,210		Johnson & Johnson	17,010,500
199,890		Merck & Co., Inc.	4,837,338
65,540		Novartis AG, ADR	2,375,825
1,349,575		Pfizer, Inc.	16,613,268
464,020		Wyeth	18,941,296
		TOTAL	69,746,028
		Industrials--7.7%
48,010		3M Co.	2,182,535
129,490		ABB Ltd., ADR	1,560,354
95,500		CSX Corp.	2,356,940
44,925		Dover Corp.	1,120,429
69,745		Lockheed Martin Corp.	4,401,607
75,230		Norfolk Southern Corp.	2,386,296
177,510		Northrop Grumman Corp.	6,631,774
213,035		Republic Services, Inc.	4,239,397
48,580		Siemens AG, ADR	2,459,120
62,970		Union Pacific Corp.	2,362,634
61,595		United Parcel Service, Inc.	2,536,482
61,850		United Technologies Corp.	2,525,336
99,775		Waste Management, Inc.	2,693,925
		TOTAL	37,456,829
		Information Technology--5.4%
93,145		IBM Corp.	8,572,134
575,210		Intel Corp.	7,328,175
575,955		Microsoft Corp.	9,301,673
225,650		Xerox Corp.	1,168,867
		TOTAL	26,370,849
		Materials--4.1%
79,100		Air Products & Chemicals, Inc.	3,658,375
73,955		Allegheny Technologies, Inc.	1,454,695
116,085		Bemis Co., Inc.	2,155,698
889,300		Gold Fields Ltd., ADR	9,053,074
32,830		PPG Industries, Inc.	1,019,700
234,320		Sealed Air Corp.	2,615,011
		TOTAL	19,956,553
		Telecommunication Services--8.7%
951,000		AT&T, Inc.	22,605,270
145,500		BCE, Inc.	2,847,435
366,950		Verizon Communications, Inc.	10,469,084
359,240		Vodafone Group PLC, ADR	6,376,510
		TOTAL	42,298,299
		Utilities--5.0%
169,195		AGL Resources, Inc.	4,693,469
405,035		CenterPoint Energy, Inc.	4,179,961
176,815		Edison International	4,812,904
25,700		Exelon Corp.	1,213,554
54,270		FirstEnergy Corp.	2,309,731
34,130		Integrys Energy Group, Inc.	820,827
147,465		NiSource, Inc.	1,290,319
53,210		ONEOK, Inc.	1,188,711
36,920		P G & E Corp.	1,411,082
40,835		SCANA Corp.	1,230,359
31,615		Sempra Energy	1,314,236
		TOTAL	24,465,153
		TOTAL COMMON STOCKS (IDENTIFIED COST $538,177,326)	434,706,691
		MUTUAL FUNDS--10.1%[2]
37,263,022	[3]	Prime Value Obligations Fund, Institutional Shares, 1.32%	37,263,022
2,494,114		High Yield Bond Portfolio	11,747,276
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $48,784,875)	49,010,298
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $586,962,201)[4]	483,716,989
		OTHER ASSETS AND LIABILITIES—NET—0.8%[5]	4,121,591
		TOTAL NET ASSETS—100%	$487,838,580

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At February 28, 2009, the cost of investments for federal tax purposes was $586,962,201.  The net unrealized depreciation of investments for federal tax purposes was $103,245,212.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,911,919 and net unrealized depreciation from investments for those securities having an excess of cost over value of $109,157,131.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$483,716,989
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$483,716,989

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Income Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 20, 2009